Fair Value - Disclosures of Changes in Level 3 Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	€ 327,390
Ending balance	317,233	€ 327,390
Beginning balance	318,077
Level III [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	6,436
Disposal of a business	(14)
Total gains /losses in income statement	(10)
Total gains /losses in OCI	6
Purchases	952
Sales	(614)
Settlements	(91)
Net exchange difference	(706)
Transfers from levels I and II	93
Transfers to levels I and II	(355)
Ending balance	5,699	6,436
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	57
Beginning balance		6
Total gains /losses in income statement		(6)
Level III [member] | Recurring fair value measurement [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	6,436	5,849
Total gains /losses in income statement		(174)
Total gains /losses in OCI		(37)
Purchases		857
Sales		(638)
Settlements		(45)
Net exchange difference		385
Transfers from levels I and II		354
Transfers to levels I and II		(114)
Ending balance		6,436
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		(169)
Level III [member] | Recurring fair value measurement [member] | Derivatives [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		6
Total gains /losses in income statement		(6)
Level III [member] | Recurring fair value measurement [member] | Real estate held for own use [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	66	64
Total gains /losses in income statement		(1)
Total gains /losses in OCI	1	(1)
Purchases	(1)
Sales	(1)	(1)
Net exchange difference	(7)	4
Reclassification	(1)
Ending balance	56	66
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		(1)
Level III [member] | Recurring fair value measurement [member] | Fair value through other comprehensive income [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	803	530
Total gains /losses in income statement	7	9
Total gains /losses in OCI	5	(36)
Purchases	125	218
Sales	(83)	(126)
Settlements	(86)	(41)
Net exchange difference	(84)	44
Transfers from levels I and II	71	301
Transfers to levels I and II	(226)	(96)
Ending balance	533	803
Level III [member] | Recurring fair value measurement [member] | Fair value through other comprehensive income [member] | Shares [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	4	4
Total gains /losses in income statement	0
Ending balance	5	4
Level III [member] | Recurring fair value measurement [member] | Fair value through other comprehensive income [member] | Debt securities [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	799	516
Total gains /losses in income statement	7	9
Total gains /losses in OCI	5	(27)
Purchases	124	218
Sales	(82)	(126)
Settlements	(86)	(41)
Net exchange difference	(84)	44
Transfers from levels I and II	71	301
Transfers to levels I and II	(226)	(96)
Ending balance	528	799
Level III [member] | Recurring fair value measurement [member] | Fair value through other comprehensive income [member] | Money markets and other short-term investments [Member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		9
Total gains /losses in income statement	0
Total gains /losses in OCI	(1)	(9)
Purchases	1
Ending balance	1
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	5,567	5,255
Disposal of a business	(14)
Total gains /losses in income statement	(17)	(183)
Purchases	827	638
Sales	(530)	(511)
Settlements	(5)	(5)
Net exchange difference	(614)	338
Reclassification	1
Transfers from levels I and II	23	53
Transfers to levels I and II	(129)	(18)
Ending balance	5,109	5,567
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	57	(169)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	86	94
Total gains /losses in income statement	7	(3)
Purchases	17	16
Sales	(46)	(27)
Net exchange difference	(9)	6
Ending balance	54	86
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	7	(5)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	107	86
Total gains /losses in income statement		(19)
Purchases	2	18
Sales	(1)	(14)
Settlements	(5)	(5)
Net exchange difference	(13)	6
Transfers from levels I and II	23	53
Transfers to levels I and II	(2)	(18)
Ending balance	110	107
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		(18)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	4,457	4,237
Total gains /losses in income statement	(9)	(175)
Purchases	463	505
Sales	(400)	(323)
Net exchange difference	(525)	280
Reclassification		(68)
Ending balance	3,987	4,457
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	16	(206)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Loans [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	82
Total gains /losses in income statement	4
Purchases	12	12
Sales	(5)	(1)
Net exchange difference	(10)	4
Reclassification		68
Ending balance	82	82
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	3
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Derivative [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	9	8
Total gains /losses in income statement	0	1
Sales	(1)	(1)
Net exchange difference	0
Ending balance	8	9
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(1)	1
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	57	55
Total gains /losses in income statement	10	1
Purchases		1
Sales	(23)	(2)
Net exchange difference	(4)	3
Reclassification	1
Ending balance	42	57
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	13
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate for policyholders [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	457	433
Total gains /losses in income statement	8	9
Purchases	12	26
Sales	(16)	(32)
Net exchange difference	(24)	21
Ending balance	437	457
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	19	59
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments - Policyholder risk [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	312	342
Disposal of a business	(14)
Total gains /losses in income statement	(36)	3
Purchases	320	62
Sales	(38)	(112)
Net exchange difference	(28)	18
Transfers to levels I and II	(127)
Ending balance	389	312
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	€ 1	€ 1